Accrued warranty cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued warranty cost
Beginning balance	¥ 533,214	¥ 380,132	¥ 251,740
Warranty provision	181,547	153,082	128,392
Warranty utilization	(5,078)
Ending balance	¥ 709,683	¥ 533,214	¥ 380,132